UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06515

Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust

Portfolio of Investments January 31, 2009 (unaudited)

	PRINCIPAL
	AMOUNT IN		COUPON	MATURITY
	THOUSANDS		RATE	DATE	VALUE
		Foreign Government & Corporate Bonds (37.0%)
		Argentina (0.1%)
		Foreign Government Obligations
	$235	Republic of Argentina (a) (b)	8.28%	12/31/33	$81,715

		Bermuda (0.1%)
		Oilfield Services/Equipment
	115	Weatherford International Ltd..	6.00	03/15/18	91,970

		Brazil (5.8%)
		Foreign Government Obligations (5.2%)
	1,000	Banco Nac De Desen Econo - 144A (d)	6.369	06/16/18	915,000
	900	Federal Republic of Brazil	6.00	01/17/17	895,500
	110	Federal Republic of Brazil	7.125	01/20/37	113,575
	330	Federal Republic of Brazil	8.00	01/15/18	355,740
	1,190	Federal Republic of Brazil	8.875	10/14/19	1,395,275
	360	Federal Republic of Brazil	10.50	07/14/14	444,600
	990	Federal Republic of Brazil (c)	11.00	08/17/40	1,240,470
	230	Federal Republic of Brazil (Series B)	8.875	04/15/24	267,950
					5,628,110
		Major Banks (0.6%)
BRL	1,620	Banco ABN AMRO	16.20	02/22/10	715,733

		Total Brazil			6,343,843

		Canada (0.4%)
		Integrated Oil (0.0%)
	$35	Petro-Canada	6.05	05/15/18	28,900

		Oil & Gas Pipelines (0.4%)
	500	Kinder Morgan Finance Co.	5.70	01/05/16	433,750

		Total Canada			462,650

		Colombia (1.2%)
		Foreign Government Obligations
	190	Republic of Colombia (c)	7.375	01/27/17	190,950
	620	Republic of Colombia (c)	7.375	03/18/19	616,900
	350	Republic of Colombia	11.75	02/25/20	446,250

		Total Colombia			1,254,100

		Denmark (0.8%)
		Finance/Rental/Leasing (0.0%)
DKK	244	Realkredit Denmark	0.00	10/01/29	42,060
	(m)	Unikredit Realkredit (q)	0.00	10/01/29	27
					42,087
		Telecommunications (0.8%)
	$460	Nordic Telecommunications Holdings - 144A (d)	8.875	05/01/16	374,900

		Total Denmark			416,987

		Ecuador (0.3%)
		Foreign Government Obligations
	158	Republic of Ecuador (g) (h)	9.375	12/15/15	23,200
	100	Republic of Ecuador - 144A (d) (g) (h)	9.375	12/15/15	40,000
	490	Republic of Ecuador - 144A (d) (g) (h)	10.00	08/15/30	149,450

		Total Ecuador			212,650

		France (0.2%)
		Media Conglomerates (0.2%)
	240	Vivendi - 144A (d)	6.625	04/04/18	207,323

		Oilfield Services/Equipment (0.1%)
	125	CIE Gener de Geophysique S.A.	7.50		05/15/15	91,562

		Total France				298,885

		Ghana (0.2%)
		Foreign Government Obligations
	359	Republic of Ghana - 144A (d)	8.50		10/04/17	238,735

		Indonesia (2.1%)
		Foreign Government Obligations (1.7%)
	250	Republic of Indonesia	6.875		01/17/18	196,250
	465	Republic of Indonesia	7.75		01/17/38	320,037
	472	Republic of Indonesia - 144A (d)	6.875		01/17/18	370,520
	1,387	Republic of Indonesia - 144A (d)	7.75		01/17/38	963,965
						1,850,772
		Pulp & Paper (0.4%)
	277	Tjiwi Kimia Finance BV	5.433	(e)	04/29/15	153,549
	1,648	Tjiwi Kimia Finance BV - 144A (d)	0.00	(e)	04/29/27	90,621
	9	Tjiwi Kimia Finance BV - 144A (d)	5.433	(e)	04/29/15	4,743
	667	Tjiwi Kimia Finance BV - 144A (d)	5.525	(e)	04/29/18	170,091
						419,004

		Total Indonesia				2,269,776

		Israel (0.5%)
		Electrical Products
	711	Ormat Funding Corp.	8.25		12/30/20	579,243

		Ivory Coast (0.1%)
		Foreign Government Obligations
	560	Ivory Coast	0.00		03/29/18	114,800

		Luxembourg (1.1%)
		Oil & Gas Production (0.4%)
	702	TNK-BP Finance SA - 144A (d)	7.875		03/13/18	431,730

		Steel (0.1%)
	160	ArcelorMittal	6.125		06/01/18	125,392

		Wireless Telecommunications (0.6%)
	740	Wind Acquisition Finance SA - 144A (d)	10.75		12/01/15	662,300

		Total Luxembourg				1,219,422

		Mexico (6.7%)
		Broadcasting (0.2%)
	200	Grupo Televisa SA	6.00		05/15/18	172,253

		Foreign Government Obligations (2.5%)
MXN	8,860	Mexican Fixed Rate Bonds	10.00		12/05/24	732,669
	4,220	Mexican Fixed Rate Bonds - 144A (d)	8.00		12/17/15	298,910
$400		United Mexican States Corp. (c)	5.625		01/15/17	390,800
	838	United Mexican States Corp. (c)	5.95		03/19/19	819,564
	110	United Mexican States Corp.	6.05		01/11/40	94,325
	400	United Mexican States Corp.	6.75		09/27/34	379,000
						2,715,268
		Oil & Gas Production (4.0%)
	410	Pemex Project Funding Master Trust	8.625		12/01/23	405,736
	1,100	Pemex Project Funding Master Trust (c)	9.125		10/13/10	1,168,750
	870	Pemex Project Funding Master Trust - 144A (d)	3.296	(e)	06/15/10	843,900
	2,020	Pemex Project Funding Master Trust - 144A (d)	5.75		03/01/18	1,727,100
	223	Petroleos Mexicanos - 144A (d)	8.00		05/03/19	223,557
						4,369,043

		Total Mexico				7,256,564

		Netherlands (0.8%)
		Gas (0.1%)
	120	Intergas Finance BV	6.375		05/14/17	70,200

		Oil - Exploration & Production (0.7%)
	1,100	KazMunaiGaz Finance Sub BV - 144A (d)	9.125	07/02/18	797,500

		Total Netherlands			867,700

		Peru (2.1%)
		Foreign Government Obligations
	768	Republic of Peru (c)	6.55	03/14/37	687,360
	110	Republic of Peru	7.35	07/21/25	111,100
	310	Republic of Peru	8.375	05/03/16	343,325
	1,006	Republic of Peru (c)	8.75	11/21/33	1,141,810

		Total Peru			2,283,595

		Philippines (3.4%)
		Foreign Government Obligations
	450	Republic of Philiipines (c)	9.00	02/15/13	490,500
	300	Republic of Philiipines	8.375	06/17/19	312,000
	1,608	Republic of Philiipines	9.50	02/02/30	1,813,020
	1,025	Republic of Philiipines (c)	8.875	03/17/15	1,112,125

		Total Philippines			3,727,645

		Russia (4.4%)
		Foreign Government Obligations
	3,620	Federal Republic of Russia	7.50	03/31/30	3,362,186
	600	Federal Republic of Russia	12.75	06/24/28	785,250
	100	Russian Agricultural Bank	7.175	05/16/13	81,380
	214	Russian Agricultural Bank - 144A (d)	6.299	05/15/17	134,820
	480	Russian Agricultural Bank - 144A (d)	7.175	05/16/13	386,400

		Total Russia			4,750,036

		Switzerland (0.4%)
		Secondary Education
NGN	69,900	UBS AG JERSEY - 144A (d) (i)	0.00	04/09/09	468,976

		South Korea (0.3%)
		Major Banks
$380		Korea Development Bank (The)	8.00	01/23/14	377,891

		Turkey (3.2%)
		Foreign Government Obligations
	384	Republic of Turkey	6.75	04/03/18	357,120
	1,498	Republic of Turkey	11.00	01/14/13	1,700,230
	500	Republic of Turkey	11.50	01/23/12	567,500
	590	Republic of Turkey (c)	11.875	01/15/30	831,310

		Total Turkey			3,456,160

		United Kingdom (0.2%)
		Cable/Satellite Tv (0.1%)
	115	NTL Cable PLC	9.125	08/15/16	97,175

		Major Banks (0.1%)
	195	HBOS PLC - 144A (d)	6.75	05/21/18	172,546

		Total United Kingdom			269,721

		Uruguay (0.1%)
		Foreign Government Obligations
	107	Republic of Uruguay	8.00	11/18/22	98,172

		Venezuela (2.4%)
		Foreign Government Obligations
	199	Republic of Venezuela	5.75	02/26/16	91,042
	328	Republic of Venezuela	7.00	03/31/38	124,640
	310	Republic of Venezuela	8.50	10/08/14	175,150
	1,985	Republic of Venezuela (c)	9.25	09/15/27	1,017,313
	1,005	Republic of Venezuela	9.25	05/07/28	464,310
	124	Republic of Venezuela	9.00	05/07/23	56,730
	1,000	Republic of Venezuela	10.75	09/19/13	680,000

	Total Venezuela				2,609,185

	Total Foreign Government & Corporate Bonds (Cost $47,813,278)				39,750,421

	Domestic Corporate Bonds (31.8%)
	Advertising/Marketing Services (0.3%)
1,175	Idearc Inc. (c)	8.00		11/15/16	42,594
465	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	255,750
					298,344
	Aerospace & Defense (0.5%)
535	Bombardier Inc.- 144A (d)	6.30		05/01/14	436,025
125	L-3 Communications Corp.	5.875		01/15/15	115,000
					551,025
	Alternative Power Generation (0.4%)
460	NRG Energy, Inc.	7.375		01/15/17	432,400

	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875		06/01/11	252,925

	Auto Parts: O.E.M. (0.2%)
415	ArvinMeritor, Inc. (c)	8.75		03/01/12	201,275

	Automotive Aftermarket (0.1%)
270	KAR Holdings Inc.	8.75		05/01/14	118,125

	Broadcasting (0.1%)
355	XM Satellite Radio Inc. - 144A (d)	13.00		08/01/13	90,525

	Building Products (0.6%)
790	Interface Inc.	9.50		02/01/14	604,350

	Cable/Satellite Tv (2.8%)
536	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	96,480
460	CSC Holdings Inc. (Series B)	7.625		04/01/11	460,000
100	CSC Holdings Inc. (Series B) -144A (d)	8.50		06/15/15	96,750
575	DIRECTV Holdings	7.625		05/15/16	567,812
10	EchoStar DBS Corp.	6.375		10/01/11	9,625
545	Echostar DBS Corp.	6.625		10/01/14	497,312
1,200	Intelsat Corp - 144A (d)	9.25		06/15/16	1,104,000
210	NTL Cable PLC	8.75		04/15/14	179,550
					3,011,529
	Casino/Gaming (1.2%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (g) (h)	13.50		03/01/10	0
427	Harrahs Operating Co. Inc. - 144A (d)	10.00		12/15/15	155,855
480	Las Vegas Sands Corp. (c)	6.375		02/15/15	271,200
1,010	MGM Mirage Inc. - 144A (c) (d)	13.00		11/15/13	924,150
3,904	Resort At Summerlin LP/Ras Co. (Series B) (c) (g) (h)	13.00	(j)	12/15/07	0
					1,351,205
	Chemicals: Specialty (1.2%)
120	Airgas, Inc. - 144A (d)	7.125		10/01/18	110,700
1,275	Innophos, Inc.	8.875		08/15/14	1,000,875
161	Koppers Industry Inc.	9.875		10/15/13	152,950
					1,264,525
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	152,250

	Computer Processing Hardware (0.1%)
125	Dell Inc.	5.65		04/15/18	120,944

	Containers/Packaging (1.4%)
855	Berry Plastics Holding Corp.	8.875		09/15/14	423,225
650	Graphic Packaging International Corp. (c)	9.50		08/15/13	497,250
400	Owens-Brockway Glass Container Inc.	6.75		12/01/14	378,000
325	Solo Cup Co.	8.50		02/15/14	219,375
					1,517,850
	Data Processing Services (0.6%)
220	Fiserv Inc.	6.80		11/20/17	194,450
495	Sungard Data Systems Inc.	9.125		08/15/13	415,800
					610,250

	Drugstore Chains (0.2%)
895	Rite Aid Corp.	8.625	03/01/15	255,075

	Electric Utilities (3.0%)
925	AES Corp. (The) - 144A (d)	8.00	06/01/20	846,375
190	AES Corp. (The) - 144A (d)	8.75	05/15/13	191,425
475	Intergen - 144A (d)	9.00	06/30/17	444,125
100	IPALCO Enterprises, Inc.	8.625	11/14/11	100,000
530	Mirant Americas Generations, LLC	8.50	10/01/21	453,150
1,030	Texas Competitive Electric Holdings Co. LLC	10.50	11/01/15	767,350
390	Texas Competitive Electric Holdings Co. LLC - 144A (d)	10.25	11/01/15	290,550
220	Texas Eastern Transmission (c)	7.00	07/15/32	184,642
				3,277,617
	Electronic Components (0.2%)
260	Flextronics International Ltd.	6.50	05/15/13	214,500

	Electronic Production Equipment (0.1%)
155	KLA Instruments Corp.	6.90	05/01/18	118,037

	Engineering & Construction (0.2%)
215	Edison Mission Energy (c)	7.75	06/15/16	207,475

	Finance/Rental/Leasing (1.5%)
1,680	Ford Motor Credit Co LLC.	7.25	10/25/11	1,196,820
235	SLM Corp.	8.45	06/15/18	200,227
270	United Rentals NA, Inc.	6.50	02/15/12	222,750
				1,619,797
	Financial Conglomerates (1.0%)
187	GMAC LLC - 144A (d)	6.75	12/01/14	121,665
1,042	GMAC LLC - 144A (d)	6.875	09/15/11	820,814
30	GMAC LLC - 144A (d)	7.50	12/31/13	17,714
36	GMAC LLC - 144A (d)	8.00	12/31/18	14,233
100	Prudential Financial, Inc.	6.625	12/01/37	74,837
				1,049,263
	Food Retail (1.6%)
580	Albertson’s, Inc.	7.50	02/15/11	580,000
169	CA FM Lease Trust - 144A (d)	8.50	07/15/17	174,409
818	Delhaize America, Inc.	9.00	04/15/31	939,262
				1,693,671
	Food: Meat/Fish/Dairy (0.8%)
420	Michael Foods Inc. (Series B)	8.00	11/15/13	371,700
477	Pilgrim’s Pride Corp. (c) (g) (h)	7.625	05/01/15	188,415
420	Smithfield Foods Inc.	7.00	08/01/11	340,200
				900,315
	Foods & Beverages (0.1%)
110	Dr Pepper Snapple Group	6.82	05/01/18	104,255

	Gas Distributors (0.2%)
230	Equitable Resoures, Inc.	6.50	04/01/18	205,548

	Home Building (0.1%)
160	Pulte Homes, Inc.	6.375	05/15/33	95,200

	Hospital/Nursing Management (1.7%)
1,655	Columbia/HCA Healthcare Corp.	7.69	06/15/25	743,631
395	Community Health Systems	8.875	07/15/15	382,162
620	Sun Health Group, Inc.	9.125	04/15/15	553,350
215	Tenet Healthcare Corp.	7.375	02/01/13	175,225
				1,854,368
	Industrial Specialties (0.3%)
410	Johnsondiversy, Inc.	9.625	05/15/12	350,550

	Insurance Brokers/Services (0.2%)
350	Farmers Insurance Exchange - 144A (d)	8.625	05/01/24	251,994

	Major Telecommunications (0.2%)
160	Sprint Capital Corp.	6.00	12/01/16	107,350
155	Sprint Capital Corp.	6.90	05/01/19	104,016
				211,366
	Media Conglomerates (0.2%)
175	Time Warner Cable, Inc.	6.75	07/01/18	171,195

	Medical Specialties (0.6%)
65	Baxter International Inc.	5.375	06/01/18	67,210
455	Hospira, Inc.	1.948	03/30/10	414,244
190	Invacare Corp.	9.75	02/15/15	173,850
				655,304
	Medical/Nursing Services (0.6%)
520	Fresenius Medical Care Capital Trust	7.875	06/15/11	525,200
230	Select Medical Corp.	7.625	02/01/15	146,050
				671,250
	Metal Fabrications (0.2%)
215	Hexcell Corp.	6.75	02/01/15	185,975

	Miscellaneous Commercial Services (0.8%)
100	Iron Mountain Inc.	7.75	01/15/15	99,875
815	Iron Mountain Inc.	8.625	04/01/13	816,019
				915,894
	Movies/Entertainment (0.1%)
100	AMC Entertainment Inc. (c)	8.625	08/15/12	91,500

	Oil - Exploration & Production (0.5%)
310	Forest Oil Corp.	7.25	06/15/19	259,625
280	Forest Oil Corp. (c)	7.75	05/01/14	257,600
				517,225
	Oil & Gas Pipelines (1.0%)
125	EL Paso Corp.	7.625	07/15/11	124,062
480	Pacific Energy Partners/Finance	7.125	06/15/14	422,733
535	Williams Companies, Inc. (The)	7.875	09/01/21	509,236
				1,056,031
	Oil & Gas Production (2.9%)
490	Chaparral Energy, Inc.	8.875	02/01/17	110,250
150	Chesapeake Energy Corp.	6.375	06/15/15	127,500
592	Chesapeake Energy Corp.	7.50	09/15/13	544,640
80	Devon Financing Corp.	7.875	09/30/31	85,002
515	Hilcorp Energy/Finance - 144A (d)	7.75	11/01/15	404,275
595	Newfield Exploration Co.	6.625	09/01/14	535,500
285	Petrohawk Energy Corp. - 144A (d)	10.50	08/01/14	272,887
370	Plains Exploration & Production Co.	7.625	06/01/18	318,200
270	Plains Exploration & Production Co.	7.75	06/15/15	246,037
785	Sandrige Energy	8.625	04/01/15	529,875
				3,174,166
	Packaged Software (0.2%)
160	Oarcle Corp.	5.75	04/15/18	166,770

	Pharmaceuticals: Other (0.2%)
185	Axcan International Holdings Inc.	12.75	03/01/16	167,425

	Property - Casualty Insurers (0.1%)
110	Ace in A Holdings	5.60	05/15/15	104,201

	Publishing: Books/Magazines (0.1%)
543	Dex Media West/Finance	9.875	08/15/13	158,828

	Pulp & Paper (0.2%)
205	Glatfelter P.H.	7.125	05/01/16	173,738
160	Newpage Corp.	10.00	05/01/12	62,400
				236,138
	Restaurants (0.0%)
25	McDonald’s Corp.	5.00	02/01/19	25,762

	Services To The Health Industry (0.7%)
390	HealthSouth Corp. (c)	10.75	06/15/16	387,075
160	Medco Health Solutions, Inc.	7.125	03/15/18	154,896
250	Omnicare Inc.	6.75	12/15/13	231,875
				773,846
	Specialty Stores (0.2%)
625	Sonic Automotive, Inc. (c)	8.625	08/15/13	250,000

	Specialty Telecommunications (1.6%)
400	American Tower Corp.	7.125	10/15/12	404,000
470	American Tower Corp. (c)	7.50	05/01/12	475,875
385	Citizens Communications	7.125	03/15/19	330,619
625	Qwest Capital Funding	7.25	02/15/11	581,250
				1,791,744

	Tobacco (0.2%)
175	Phillip Morris International Inc.	5.65	05/16/18	175,422

	Wireless Telecommunications (0.2%)
350	Nextel Communications	6.875	10/31/13	169,837

	Total Domestic Corporate Bonds (Cost $50,275,435)			34,445,066

	U.S. Government Agencies & Obligations (16.4%)
	Federal National Mortgage Assoc. (1.1%)
350	(c)	5.00	05/11/17	380,138
650	(c)	6.625	11/15/30	835,889
				1,216,027
	Federal Home Loan Mortgage Corp. (3.6%)
1,000		2.50	01/07/14	999,426
1,700	(c)	4.875	06/13/18	1,851,365
210	(c)	5.125	11/17/17	231,230
600	(c)	6.75	03/15/31	786,220
				3,868,241
	U.S. Treasury Bonds (0.8%)
450	(c)	4.50	02/15/36	510,328
71	(c)	8.75	05/15/17	99,589
174	(c)	8.875	08/15/17	246,808
28		9.125	05/15/18	41,136
				897,861
	U.S. Treasury Notes (1.3%)
249		1.50	12/31/13	245,440
1,200		1.75	01/31/14	1,193,440
				1,438,880

	U.S. Treasury Strips (9.6%)
5,085	(c)	0.00	11/15/19	3,363,799
2,905	(c)	0.00	05/15/21	1,765,226
5,085	(c)	0.00	11/15/21	3,010,493
3,825	(c)	0.00	11/15/21	2,269,074
				10,408,592
	Total U.S. Government Agencies & Obligations (Cost $17,300,949)			17,829,601

	U.S. Government Agencies - Mortgage - Backed Securities (5.5%)

	Federal Home Loan Mortgage Corp. (0.1%)
47		7.50	10/01/30 - 10/01/32	50,470
102		9.00	01/01/31	112,408
				162,878
	Federal Home Loan Mortgage Corp. Gold (0.8%)
22		6.50	02/01/29 - 09/01/33	22,790
273		7.50	06/01/24 - 08/01/32	290,754
440		8.00	10/01/24 - 08/01/32	468,528
64		8.50	04/01/30 - 06/01/30	68,691
1		9.50	07/01/20	553
				851,316
	Federal National Mortgage Assoc. (3.9%)
319		6.00	01/01/19	332,205
1,149		6.50	12/01/28 - 07/01/32	1,206,156
29		7.00	08/01/29 - 11/01/32	31,164
1,286		7.50	02/01/22 - 07/01/34	1,368,272
297		8.00	06/01/22 - 07/01/31	315,970
908		8.50	05/01/17 - 04/01/32	978,433
25		9.00	09/01/21 - 12/01/30	27,744
				4,259,944
	Federal National Mortgage Assoc. Dwarf (0.0%)
1		6.00	04/01/13	748

	Government National Mortgage Assoc. (0.7%)
377		7.50	05/15/17 - 11/15/26	401,705
230		8.00	12/15/22 - 02/15/30	244,980
56		8.50	08/15/22 - 07/15/24	59,764
				706,449
	Government National Mortgage Assoc II (0.0%)
51		7.50	07/20/25	54,074

	Total U.S. Governmnent Agencies - Mortgage - Backed Securities (Cost $5,963,596)			5,984,939

	Collateralized Mortgage Obligations (2.0%)
	U.S. Government Agencies (0.3%)
	Federal National Mortgage Assoc. (q)
821	356 25 (IO)	7.00		12/01/34	112,976
277	356 44 (IO)	6.00		01/01/20	27,216
364	356 45 (IO)	6.00		01/01/20	35,125
98	356 48 (IO)	7.00		11/01/19	10,888
440	357 28 (IO)	7.50		03/01/35	65,179
156	358 29 (IO)	8.00		03/01/35	22,562
123	359 46 (IO)	6.50		03/01/20	12,968

	Total U.S. Government Agencies				286,914

	Private Issues(1.7%)
	American Home Mortgage Investment Trust (q)
1,293	2005-2 1A1	0.689	(e)	09/25/45	566,970
538	2006-4 1A3	0.699	(e)	10/25/46	42,657
498	2007-5 A3	0.689	(e)	06/25/47	36,900
	Bear Stearns Mortgage Funding Trust (q)
39	2006-16 4A4	6.50	(e)	03/27/36	39
	Bear Stearns Structured Products Inc.(q)
6,901	2006-16 4C (IO)	0.00	(e)	03/27/36	690
10,925	2006-17 4C (IO)	0.00	(e)	05/27/36	1,092
15,177	2007-N2 13C (IO)	1.542	(e)	01/27/37	1,518
12,238	2007-N2 14C (IO)	1.429	(e)	01/27/37	1,224
14,617	2007-N3 10C (IO)	2.57	(e)	06/26/36	1,462
16,908	2007-N5 5C (IO)	0.588	(e)	04/25/37	1,691
	Countrywide Alternative Loan Trust (q)
592	2006-OA21 A3	0.639	(e)	03/20/47	53,839
11,662	2006-OA22 CP (IO)	0.00	(e)	02/25/47	1,166
5,641	2007-OA7 CP (IO)	1.823	(e)	05/25/47	564
	Deutsche Alt -A Securities Inc Mortgage(q)
491	2006-OA1 A3	3.086	(e)	02/25/47	51,644
	Green Point Mortgage Funding Trust (q)
1,600	2006-AR4 M2	0.819	(e)	09/25/46	6,560
1,693	2006-AR5 M2	0.799	(e)	10/25/46	6,770
1,502	2006-AR7 M2	0.819	(e)	12/25/46	6,909
	Harborview Mortgage Loan Trust (q)
398	2006-9 NIM	0.00	(e)	12/15/36	40
	Indymac Index Mortgage Loan Trust (q)
650	2005-AR4 2A1A	0.669	(e)	03/25/35	300,670
	Master Adjustable Rate Mortgages Trust
501	2006-OA1 3A3	2.993	(e)	04/25/46	52,606
	Residential Accredit Loans, Inc.(q)
5,095	2007-Q03 SB (IO)	1.157	(e)	03/25/47	509
12,570	2007-Q04 SB (IO)	2.90	(e)	05/25/47	1,257
28,911	2007-Q05 SB (IO)	0.00	(e)	08/25/47	2,891
	Structured Asset Mortgage Investments, Inc.(q)
1,339	2005-14 A1	0.699	(e)	07/25/35	625,234
447	2006-AR6 1A5	0.669	(e)	07/25/36	52,640

	Total Private Issues				1,817,542

	Total Collateralized Mortgage Obligations (Cost $12,934,331)				2,104,456

	Convertible Bond (0.5%)
	Cable/Satellite TV
575	Charter Communications Inc. - 144A (d) (Cost $478,348)	10.875		09/15/14	500,250

NUMBER OF
SHARES
	Preferred Stock (0.1%)
	Finance/Rental/Leasing
267	Preferred Blocker, Inc. (GMAC LLC) - 144A (d) (Cost $4,236,061)				66,650

	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (l) (m)	0

	Electric Utilities (0.0%)
102	PNM Resources Inc. (b) (c)	1,024

	Food: Specialty/Candy (0.0%)
445	SFAC New Holdings Inc. (n)	0
2,423	SFAC New Holdings Inc. (n)	0
		0
	Restaurants (0.0%)
3,387	American Restaurant Group Holdings, Inc. (Class A) (q)	27,096

	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (o)(q)	127
665	XO Holdings, Inc.	96
		223
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (b) (l)	0

	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (b) (c)	7,156

	Total Common Stocks (Cost $42,270,710)	35,499

	Convertible Preferred Stock (0.0%)
	Finance/Rental/Leasing
1,850	Fannie Mae SER 2008-1 (Cost $92,500)	1,758

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (l) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. - 144A (d)	03/01/10	0

	Specialty Telecommunications (b) (0.0%)
1,331	XO Holdings, Inc. (Series A)	01/16/10	7
997	XO Holdings, Inc. (Series B)	01/16/10	10
997	XO Holdings, Inc. (Series C)	01/16/10	4
			21
	Total Warrants (Cost $1.668)		21

NUMBER OF
CONTRACTS
	Call Options Purchased (0.1%)
196	Euro $2 Year Mid-Crv September /2009 @97.75 (Cost $151,949)		94,325

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (36.5%)
	U.S. Governmnent Obligations (r) (8.4%)
$9,162	U.S. Treasury Bills (c) (Cost $9,162,250)		9,161,552

	Securities Held as Collateral on Loaned Securites (c) (24.4%)
	Repurchase Agreements (6.9%)
3,747	Bank of America Securities LLC (0.28% dated 1/30/09, due 02/02/09; proceeds $3,746,849; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Freddie Mac 5.00% due 09/01/38; valued at $3,821,733).		3,746,820

1,874	Barclay’s Capital (0.7125% dated 1/30/09, due 02/02/09; proceeds $1,873,609; fully collateralized by convertible bond securities at the date of this Portfolio of Investments as follows: General Motors 5.25% due 03/06/32; valued at $1,967,578).		1,873,535

1,874	Citigroup Global Markets Inc. (0.7125%, dated 1/30/09, due 02/02/09; proceeds $1,873,609; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Energen Corp., Hologic, Inc., IHC Inc., National Fuel Gas Co., PepsiAmericas, Inc. and QUALCOMM Inc.; valued at $1,967,319).		1,873,535

	Total Repurchase Agreements (Cost $7,493,890)		7,493,890

NUMBER OF
SHARES (000)
	Investment Company (p) (17.5%)
18,987	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $18,987,151)		18,987,151

	Total Securities held as Collateral on Loaned Securities (Cost $26,481,041)		26,481,041

	Investment Company (p) (3.7%)
4,008	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,008,228)		4,008,228

	Total Short-Term Investments (Cost $39,651,519)		39,650,821

	Total Investments (Cost $217,046,257) (s) (t)	129.9%	141,061,788
	Total Written Options Outstanding (Premium received $46,126)	0.0	(27,388)
	Liabilities in Excess of Other Assets	(29.9)	(32,403,789)
	Net Assets	100.0%	$108,630,612

ARM	Adjustable rate mortgage, Interest rate in effect as of January 31, 2009.
IO	Interest only security
(a)	Capital appreciation bond.
(b)	Acquired through exchange offer.
(c)

The values of loaned securities and related cash collateral outstanding at January 31, 2009 were $25,238,545 and $26,481,041, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Resale is restricted to qualified institutional investors.
(e)	Floating rate security. Rate shown is the rate in effect at January 31, 2009.
(f)	Security issued with perpetual maturity.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Currency index credit linked unsecured note.
(j)	Payment-in-kind security.
(k)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
(l)	Non-income producing securities.
(m)	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
(n)	Resale is restricted acquired (06/10/99) at a cost basis of $24.
(o)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
(p)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities.  Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(q)

Securities with a total market value equal to $2,079,100 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(r)	All of a portion of this security has been physically segregated in connection with open futures contracts in the amount of $61,976.
(s)

Securities have been designated as collateral in amount equal to $29,138,431 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures and swap contracts.

(t)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at January 31, 2009

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION,	PRICE	DATE	PREMIUM	VALUE

103	Call Options on Euro $ 2 Year Mid-Crv Futures	$98.25	September 2009	$31,897	$18,669

93	Call Options on Euro $ 2 Year Mid-Crv Futures	98.50	September 2009	14,229	8,719

				$46,126	$27,388

Forward Foreign Currency Contract Open at January 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

BRL	1,170,008		$507,353	02/02/2009	$3,040
	$233,549	MXN	3,180,000	02/12/2009	(12,213)
	$43,562	DKK	250,000	02/27/2009	(620)

		Net Unrealized Depreciation			$(9,793)

Currency Abbreviations:
BRL	Brazilian Real.
EUR	Euro.
DKK	Danish Krone.
MXN	Mexican New Peso.
NGN	Nigerian Naira.

Futures Contracts Open at January 31, 2009

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
33	Long	Swap Future 10 Year, March 2009	$4,118,297	$(41,577)
63	Long	U.S. Treasury Note 5 Year, March 2009	7,444,828	(87,194)
4	Short	Swap Future 5 Year, March 2009	(464,313)	6,679
68	Short	U.S. Treasury Note 2 Year, March 2009	(14,798,500)	(82,286)
35	Short	U.S.Treasury Note 10 Year, March 2009	(4,292,969)	55,367
1	Short	U.S.Treasury Note 20 Year, March 2009	(126,703)	2,467
	Net Unrealized Depreciation			$(146,544)

Interest Rate Swap Contracts Open at January 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America N.A. ***	$3,445	Fixed Rate 5.07%	Floating Rate 0.00 #%	April 14, 2018	$210,800

Bank of America N.A. ***	2,570	Fixed Rate 4.983	Floating Rate 0.00 #	April 15, 2018	147,981

Bank of America N.A. ***	3,994	Fixed Rate 5.37	Floating Rate 3.08 #	February 12, 2018	300,549

Bank of America N.A. ***	11,823	Fixed Rate 4.779	Floating Rate 0.00 #	October 10, 2018	527,069

Bank of America N.A. ***	16,721	Fixed Rate 5.558	Floating Rate 0.00 #	July 24, 2023	832,204

Bank of America N.A. ***	10,791	Fixed Rate 4.798	Floating Rate 0.00 #	October 7, 2023	265,027

Bank of America N.A. ***	5,050	Fixed Rate 3.44	Floating Rate 0.00 #	January 13, 2024	(100,192)

Deutsche Bank AG	23,800	Fixed Rate 2.85	Floating Rate 2.167 #	May 24, 2017	(70,924)

Deutsche Bank AG	6,000	Fixed Rate 2.86	Floating Rate 1.425 #	October 4, 2017	(27,420)

Goldman Sachs International ***	12,560	Fixed Rate 5.63	Floating Rate 0.00 #	February 28, 2018	1,075,010

Goldman Sachs International ***	5,395	Fixed Rate 4.79	Floating Rate 0.00 #	October 7, 2023	131,160

JPMorgan Chase Bank N.A. New York ***	4,930	Fixed Rate 3.508	Floating Rate 0.00 #	January 13, 2024	(86,867)

Merrill Lynch Capital Services Inc.***	3,430	Fixed Rate 5.00	Floating Rate 0.00 #	April 15, 2018	199,969

Bank of America N.A. ***	2,180	Floating Rate 0.00 #	Fixed Rate 3.115	January 13, 2019	53,432

Bank of America N.A. ***	5,133	Floating Rate 0.00 #	Fixed Rate 5.815	February 12, 2023	(302,180)

Bank of America N.A. ***	4,410	Floating Rate 0.00 #	Fixed Rate 5.47	April 14, 2023	(206,741)

Bank of America N.A. ***	3,020	Floating Rate 0.00 #	Fixed Rate 5.38	April 15, 2023	(132,336)

Bank of America N.A.	4,500	Floating Rate 1.468 #	Fixed Rate 4.745	June 30, 2018	(650,475)

Bank of America N.A. ***	13,035	Floating Rate 0.00 #	Fixed Rate 5.38	July 24, 2018	(927,180)

Bank of America N.A.	9,600	Floating Rate 3.026 #	Fixed Rate 4.67	August 4, 2018	(1,336,512)

Bank of America N.A. ***	8,634	Floating Rate 0.00 #	Fixed Rate 4.80	October 7, 2018	(393,192)

Bank of America N.A.	2,686	Floating Rate 1.354 #	Fixed Rate 4.243	October 10, 2038	(438,758)

Bank of America N.A. ***	1,190	Floating Rate 0.00 #	Fixed Rate 2.905	January 13, 2039	45,744

Barclays Bank ^^	5,085	Floating Rate 4.141 #	Fixed Rate 0.00	November 15, 2019	(458,494)

Barclays Bank ^^	3,825	Floating Rate 4.026 #	Fixed Rate 0.00	November 15, 2021	(371,891)

Goldman Sachs International ***	4,317	Floating Rate 0.00 #	Fixed Rate 4.80	October 7, 2018	(196,596)

Goldman Sachs International ***	16,115		Floating Rate 0.00 #	Fixed Rate 6.035	February 28, 2023	(1,068,425)

JPMorgan Chase Bank N.A. New York	13,250		Floating Rate 3.193 #	Fixed Rate 4.408	May 1, 2018	(1,554,490)

JPMorgan Chase Bank N.A. New York ***	2,130		Floating Rate 3.148 #	Fixed Rate 0.00	January 13, 2019	49,437

JPMorgan Chase Bank N.A. New York ^^	2,905		Floating Rate 3.946 #	Fixed Rate 0.00	May 15, 2021	(292,601)

JPMorgan Chase Bank N.A. New York ^^	5,085		Floating Rate 4.141 #	Fixed Rate 0.00	November 15, 2021	(469,708)

JPMorgan Chase Bank N.A. New York ***	1,160		Floating Rate 2.978 #	Fixed Rate 0.00	January 13, 2039	38,732

Merrill Lynch Capital Services Inc. ***	4,245		Floating Rate 0.00 #	Fixed Rate 5.395	April 15, 2023	(188,181)

Bank of America N.A. ***	EUR	5,952	Fixed Rate 4.415	Floating Rate 0.00 ^	October 7, 2018	(17,985)

Deutsche Bank AG ***	8,938		Fixed Rate 4.958	Floating Rate 0.00 ^	July 24, 2018	230,485

Deutsche Bank AG ***	22,395		Fixed Rate 5.268	Floating Rate 0.00 ^	July 3, 2023	394,273

Bank of America N.A. ***	7,458		Floating Rate 0.00 ^	Fixed Rate 4.39	October 7, 2023	121,465

Deutsche Bank AG ***	17,875		Floating Rate 0.00 ^	Fixed Rate 4.934	July 1, 2018	(452,248)

Deutsche Bank AG ***	11,197		Floating Rate 0.00 ^	Fixed Rate 5.188	July 24, 2023	(162,146)

	Net Unrealized Depreciation					$(5,282,205)

#   Floating rate based on USD-3 Month LIBOR.

^   Floating rate based on  EUR-6 Month EURIBOR.

^^    Fund will make payments of $1,971,912, $1,713,065 $1,269,997, and $2,260,054 respectively, on termination date.

***   Forward interest rate swap.  Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

MS Flexible Income Trust

Notes to the Portfolio of Investments

FAS 157

1/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$140,967,463	$23,045,511	$115,842,852	$2,079,100
Other Financial Instruments*	(5,371,604)	(79,606)	(5,291,998)	—
Total	$135,595,859	$22,965,905	$110,550,854	$2,079,100

* Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$2,622,812
Net purchases (sales)	(503,075)
Transfers in and/or out	204,569
Change in unrealized appreciation/depreciation	1,942,409
Realized gains (losses)	(2,187,615)
Ending Balance	$2,079,100

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2009	$(448,467)

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the new York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their lataest bid and asked price; (7)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009